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                         UNITED STATES SECURITIES AND
                              EXCHANGE COMMISSION

                            WASHINGTON, D.C. 20549

                                   Form 13F

Form
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Spinnaker Capital Limited
Address:  6 Grosvenor Street
          London W1K 4DJ England

Form 13F File Number: 28-12863

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Alexis Habib
Title:  Authorized Signatory
Phone:  +44 20 7903 2900

Signature, Place, and Date of Signing:

/s/ Alexis Habib          London, England, United Kingdom    August 5, 2011

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

   NONE

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1
Form 13F Information Table Entry Total:  9
Form 13F Information Table Value Total:  $276,384
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number       Name

1    28-12864                   Spinnaker Asset Management - SAM Limited

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
                                                                      SHARE NUMBER AND TYPE
                                                             VALUE    ---------------------
                                                             (U.S.$   NO. OF SHARES /       INVESTMENT  OTHER    VOTING
NAME OF ISSUER               TITLE OF CLASS       CUSIP    thousands) PRINCIPAL AMOUNT TYPE DISCRETION MANAGERS AUTHORITY
--------------               --------------    ----------- ---------- ---------------- ---- ---------- -------- ---------
CEMEX SA EURO MTN BE 144A...   DEBT 3.250% 3/1 P2253T HV 4   18,045         18,000     PRN   DEFINED      1       NONE
BANCO MACRO SA..............   SPON ADR B      05961W 10 5    6,795        180,053     SH    DEFINED      1       NONE
GRUPO FINANCIERO GALICIA SA.   SP ADR 10 SH B  399909 10 0    6,876        507,853     SH    DEFINED      1       NONE
ISHARES TR..................   MSCI EMERG MKT  464287 23 4  206,108      4,330,000     SH    DEFINED      1       NONE
JINKOSOLAR HLDG CO LTD......   NOTE 4.000% 5/1 47759T AA 8    4,566          5,000     PRN   DEFINED      1       NONE
MECHEL OAO..................   SPONSORED ADR   583840 10 3   10,936        457,778     SH    DEFINED      1       NONE
NORTH AMERN PALLADIUM LTD...   COM             656912 10 2      705        171,868     SH    DEFINED      1       NONE
STILLWATER MNG CO...........   COM             86074Q 10 2    2,949        134,001     SH    DEFINED      1       NONE
VALE SA.....................   ADR REPSTG PFD  91912E 20 4   19,403        670,000     SH    DEFINED      1       NONE